VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Utilities & Telecommunications Fund, Inc.
Post-Effective Amendment No. 16 to the Registration Statement
 on Form N-1A (Securities Act File No. 33-37103, Investment
Company Act File No. 811-6180)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of
 1933, as amended (the "1933 Act"), Merrill Lynch Utilities &
Telecommunications Fund, Inc. (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 16 to the Fund's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 26, 2003

Very truly yours,

Merrill Lynch Utilities & Telecommunications Fund, Inc.


/s/Susan B. Baker

Susan B. Baker
Secretary of Fund